Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 11. Commitments and Contingencies

Legal Proceedings

Overview

We accrue liabilities related to legal matters when they are either known or considered probable and can be reasonably estimated. Legal matters are inherently unpredictable and subject to significant uncertainties, and significant judgment is required to determine both probability and the estimated amount. Some of these uncertainties include the stage of litigation, available facts, uncertainty as to the outcome of any legal proceedings or settlement discussions, and any novel legal issues presented.

In addition to the matters discussed below, we are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in these unaudited condensed consolidated financial statements, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

Shareholder Litigation

On February 8, 2019 we, certain of our executive officers, Huntsman and certain banks who acted as underwriters in connection with our IPO and secondary offering were named as defendants in a proposed class action civil suit filed in the District Court for the State of Texas, Dallas County (the "Dallas District Court"), by an alleged purchaser of our ordinary shares in connection with our IPO on August 3, 2017 and our secondary offering on November 30, 2017. The plaintiff, Macomb County Employees’ Retirement System, alleges that inaccurate and misleading statements were made regarding the impact to our operations, and prospects for restoration thereof, resulting from the fire that occurred at our Pori, Finland manufacturing facility, among other allegations. Additional complaints making substantially the same allegations were filed in the Dallas District Court by the Firemen's Retirement System of St. Louis on March 4, 2019 and by Oscar Gonzalez on March 13, 2019, with the third case naming two of our directors as additional defendants. The cases filed in the Dallas District Court were consolidated into a single action, In re Venator Materials PLC Securities Litigation.

On May 8, 2019, we filed a "special appearance" in the Dallas District Court action contesting the court’s jurisdiction over the Company and a motion to transfer venue to Montgomery County, Texas and on June 7, 2019 we and certain defendants filed motions to dismiss. On July 9, 2019, a hearing was held on certain of these motions, which were subsequently denied. On January 21, 2020, the Court of Appeals for the Fifth District of Texas reversed the Dallas District Court’s order that denied the special appearances of Venator and certain other defendants, and rendered judgment dismissing the claims against Venator and certain other defendants for lack of jurisdiction. The Court of Appeals also remanded the case for the Dallas District Court to enter an order transferring the claims against Huntsman to the Montgomery County District Court. On March 19, 2020, plaintiffs from the Dallas District Court case filed suit in New York State Court (New York County) against Venator and the other defendants dismissed from the Dallas District Court case, making substantially the same allegations as were filed in the Dallas District Court. On July 31, 2020, Venator and the other defendants filed a motion to dismiss all claims in the New York State Court case. On March 22, 2021, the New York State Court entered an order dismissing the individual claims of plaintiffs with prejudice as time-barred, and without prejudice to the rights of the putative class. On April 22, 2021, plaintiffs filed a notice of appeal regarding the dismissal by the New York State Court.

An additional case was filed on July 31, 2019, in the U.S. District Court for the Southern District of New York by the City of Miami General Employees' & Sanitation Employees' Retirement Trust, making substantially the same allegations, adding claims under sections 10(b) and 20(a) of the U.S. Exchange Act, and naming all of our directors as additional defendants. A case also was filed in the U.S. District Court for the Southern District of Texas by the Cambria County Employees Retirement System on September 13, 2019, making substantially the same allegations as those made by the plaintiff in the case pending in the Southern District of New York. On October 29, 2019, the U.S. District Court for the Southern District of New York entered an order transferring the case brought by the city of Miami General Employees' & Sanitation Employees' Retirement Trust to the U.S. District Court for the Southern District of Texas,
where it was consolidated into a single action with the case brought by the Cambria County Employees' Retirement Trust and is now known as In re: Venator Materials PLC Securities Litigation. On January 17, 2020, plaintiffs in the consolidated federal action filed a consolidated class action complaint. On February 18, 2020, all defendants joined in a motion to dismiss the consolidated complaint, which plaintiffs opposed, and for which oral argument was heard on May 14, 2020. On July 7, 2021, the court issued a decision granting in part and denying in part defendants’ motion to dismiss the consolidated complaint for failure to state a claim under Federal Rule of Civil Procedure 12(b)(6). The court’s decision also indicated plaintiffs may seek leave to replead those claims that were dismissed by August 9, 2021.

The plaintiffs in these cases seek to determine that the proceedings should be certified as class actions and to obtain alleged compensatory damages, costs, rescission and equitable relief. We may be required to indemnify our executive officers and directors, Huntsman, and the banks who acted as underwriters in our IPO and secondary offerings, for losses incurred by them in connection with these matters pursuant to our agreements with such parties. While we believe we will prevail on adjudication of these matters, we are unable to determine the likelihood of an unfavorable outcome and we have not made any accrual with regard to this matter.

Tronox Litigation

On April 26, 2019, we acquired intangible assets related to the European paper laminates product line from Tronox. A separate agreement with Tronox entered into on July 14, 2018 requires that Tronox promptly pay us a “break fee” of $75 million upon the consummation of Tronox’s merger with The National Titanium Dioxide Company Limited (“Cristal”) once the sale of the European paper laminates business to us was consummated, if the sale of Cristal’s Ashtabula manufacturing complex to us was not completed. The deadline for such payment was May 13, 2019. On April 26, 2019, Tronox publicly stated that it believes it is not obligated to pay the break fee.

On May 14, 2019, we commenced a lawsuit in the Delaware Superior Court against Tronox arising from Tronox's breach of its obligation to pay the break fee. We are seeking a judgment for $75 million, plus pre- and post-judgment interest, and reasonable attorneys' fees and costs. On June 17, 2019, Tronox filed an answer denying that it is obligated to pay the break fee and asserting affirmative defenses and counterclaims of approximately $400 million, alleging that we failed to negotiate the purchase of the Ashtabula complex in good faith. The parties have engaged in discovery and the preparation of expert reports. On February 4, 2021, the parties participated in mediation as required by Delaware courts, during which no settlement was reached. While we believe we will prevail on adjudication of these matters, we are unable to determine the likelihood of an unfavorable outcome and we have not made any accrual with regard to this matter.

Neste Engineering Services Matter

We are party to an arbitration proceeding initiated by Neste Engineering Services Oy (“NES”) on December 19, 2018 for payment of invoices allegedly due of approximately €14 million in connection with the delivery of services by NES to the Company in respect of the Pori site rebuild project. While we have fully accrued for the value of these invoices, we are contesting their validity and filed counterclaims against NES on March 8, 2019. In the arbitration proceeding, our defense and counterclaim were filed on April 17, 2020. NES filed its reply and defense to counterclaim on September 18, 2020. Venator filed its rejoinder on December 20, 2020 and NES filed its rejoinder to reply to defense and counterclaim on February 19, 2021. A hearing during which the arbitration panel will hear the parties’ respective fact witnesses and arguments was scheduled to take place during the fourth quarter of 2021; however, it is now expected that the hearing date will be vacated and re-scheduled for the second half of 2022 or early 2023.

Calais Pipeline Matter

The Region Hauts-de-France (the “Region”) has issued two duplicate title perception demands against us requiring repayment of €12 million. This sum was previously paid to us by the Region under a settlement agreement, pursuant to which we were required to move an effluent pipeline at our Calais site. We filed claims with the Administrative Court in Lille, France on February 14, 2018 and April 12, 2018, requesting orders that the demands be set aside, which suspended enforcement of the demands. On July 12, 2018, the court set aside the first demand. The second demand remains suspended, but in dispute. The parties have lodged various arguments and responses regarding the second demand with the court. The court hearing for this matter has not yet been scheduled. While we believe we will prevail on adjudication of these matters, we are unable to determine the likelihood of an unfavorable outcome and we have not made any accrual with regard to this matter.

Gasum Arbitration

We entered into a natural gas supply agreement with Skangass Oy (now Gasum LNG Oy) in 2015 to supply natural gas to our Pori, Finland manufacturing facility. The initial fixed term of the agreement was ten years. We are entitled to terminate the agreement upon closure of the facility by giving 12 months’ notice of the closure. Upon such termination, a compensation fee would be payable to Gasum.

The agreement requires us to purchase a minimum annual quantity, subject to a mechanism for making up shortfalls. The minimum annual quantity can be reduced (even to zero) in the event of a "Force Majeure Event". We declared that the fire at our Pori facility in January 2017 was a Force Majeure Event under the agreement, reducing the minimum annual quantity to the actual quantity purchased. Gasum alleges that this Force Majeure Event subsequently ceased to apply, and that we were thereafter again obliged to purchase the original minimum annual quantity.

Gasum continues to supply natural gas to the Pori facility. On April 17, 2020, Gasum filed arbitration proceedings seeking declaratory relief to require us to take or pay the original minimum annual quantities of natural gas. In their request, Gasum estimated that the monetary value of declaratory relief to be approximately €27 million should we close the Pori facility by the end of 2022. The arbitration hearing occurred on June 15 to June 17, 2021 and the parties are now waiting for the tribunal to issue its award. While we believe we will prevail on adjudication of these matters, we are unable to determine the likelihood of an unfavorable outcome and we have not made any accrual with regard to this matter.